Investor A C And Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock Credit Relative Value Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Credit Relative Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Credit Relative Value Fund (formerly known as BlackRock Global Long/Short Credit Fund) (the “Fund”), a series of BlackRock Funds IV (the “Trust”), is to seek absolute total returns over a complete market cycle.